Share capital	12 Months Ended
Dec. 31, 2020
Share Capital [Abstract]
Share capital

22. Share capital

Issued and fully paid share capital

	2020	2019	2018	2020	2019	2018
	Number ‘000	Number ‘000	Number ‘000	£’000	£’000	£’000
Ordinary shares of £0.0000000167 each	62,604	61,250	61,250	—	—	—
Series A shares of £0.0000000167 each	30,250	30,250	30,250	—	—	—
Series B shares of £0.0000000167 each	29,412	29,412	—	—	—	—
Series C shares of £0.0000000167 each	31,679	—	—	—	—	—
Series D shares of £0.0000000167 each	22,501	—	—	—	—	—
	176,446	120,912	91,500	—	—	—

All classes of share presented above carry one vote per share and equal rights to dividends.

	Share capital	Share premium	Merger reserve
	£’000	£’000	£’000
As at October 15, 2018	—	—	—
Ordinary share issuance	—	1,250	—
Series A share issuance	—	30,250	—
As at December 31, 2018	—	31,500	—

Series B share issuance	—	50,000	—
As at December 31, 2019	—	81,500	—

Series C share issuance	—	99,750	—
Group restructuring	—	(181,250)	181,250
Series C extension	—	25,250	—
Acquisition of subsidiary	—	8,999	—
Series D share issuance	—	231,634	—
Other share issuances		237
As at December 31, 2020	—	266,120	181,250

On December 6, 2018, the Group completed its Series A funding round raising £31.5m. The Series A share issue was partially settled by a £5m media advertising and marketing commitment. The £5.0m recognised represents the fair value of the media advertising and marketing commitment.

On September 12, 2019, the Group completed its series B funding round raising £50.0m.

On March 23, 2020, the Group completed its Series C funding round initially raising £99.8m followed by an extension to the funding round on June 23, 2020 raising an additional £25.2m. The Series C share issue was partially settled by a £8m media advertising and marketing commitment. The £8.0m recognised represents the fair value of the media advertising and marketing commitment.

On June 10, 2020, Group was subject to a restructuring where Cazoo Holdings Limited was inserted at the top of the Group as a new parent company resulting in a merger reserve as set out in note 2.2.

On July 15, 2020, the acquisition of Imperial Cars was partially settled through the issuance of £9.0m of shares, as set out in note 12.

On October 1, 2020 the Group completed its Series D funding round raising £231.6m. The equity raised includes a deduction of £7.4m in relation to fund raising costs incurred.